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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Scott R. Plummer Columbia Management Investment Advisers, LLC 5228 Ameriprise Financial Center Minneapolis, MN 55474

P. Zachary Egan Columbia Acorn Trust 227 W. Monroe Street Suite 3000 Chicago, Illinois 60606

Mary C. Moynihan Perkins Coie LLP 700 13th Street, NW Suite 600 Washington, DC 20005
(Name and address of agents for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Wanger International Report

Wanger International	Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities — 94.0%

	Asia — 41.7%

	Japan — 18.8%
392,589	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$5,869,672
93,400	Japan Airport Terminal Airport Terminal Operator at Haneda	3,748,968
194,100	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	3,707,935
130,400	Glory Currency Handling Systems & Related Equipment	3,680,896
280,000	Nippon Kayaku Functional Chemicals, Pharmaceuticals & Auto Safety Systems	3,424,757
2,693	Orix JREIT Diversified REIT	3,385,317
88,400	Familymart Convenience Store Operator	3,373,678
92,700	Benesse Education Service Provider	3,041,289
53,100	Makita Power Tools	2,999,713
124,200	Nabtesco Machinery Components	2,975,295
23,000	Hirose Electric Electrical Connectors	2,839,599
131,800	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	2,800,389
133,000	Suruga Bank Regional Bank	2,653,613
38,900	Disco Semiconductor Dicing & Grinding Equipment	2,645,277
165,700	Park24 Parking Lot Operator	2,644,140
73,400	OBIC Computer Software	2,626,800
88,300	NGK Spark Plug Automobile Parts	2,598,213
413,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	2,576,298
176,800	Asahi Diamond Industrial Consumable Diamond Tools	2,559,945
240,400	Ushio Industrial Light Sources	2,541,089
29,900	Rinnai Gas Appliances for Home & Commercial Use	2,480,729
108,439	Nihon Parkerizing Metal Surface Treatment Agents & Processing Service	2,479,265
81,400	Misumi Group Industrial Components Distributor	2,459,573
456	Kenedix Office Investment Tokyo Mid-size Office REIT	2,448,457
131,000	Daiseki Waste Disposal & Recycling	2,441,437
102,000	NGK Insulators Ceramic Products for Auto, Power & Electronics	2,431,344
62,900	Kintetsu World Express Airfreight Logistics	2,398,573
52,700	Omron Electric Components for Factory Automation	2,395,110
707,000	Aozora Bank Commercial Bank	2,390,660
42,600	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	2,385,641
64,800	Nakanishi Dental Tools & Machinery	2,385,490
122,800	Tamron Camera Lenses	2,359,597
134,700	OSG Consumable Cutting Tools	2,335,731
134,700	Doshisha Consumer Goods Wholesaler	2,310,137
66,900	Toyo Suisan Kaisha Instant Noodles & Processed Foods	2,221,436
18,200	Shimano Bicycle Components & Fishing Tackle	2,213,912
98,240	Ariake Japan Commercial Soup & Sauce Extracts	2,202,128
229,500	Moshi Moshi Hotline Call Center Operator	2,176,568
100,000	Stanley Electric Automobile Lighting & LED Equipment	2,164,913
99,000	Aeon Financial Service Diversified Consumer-related Finance Company	2,118,559
78,000	JIN (a) Eyeglasses Retailer	2,101,480
251	Industrial & Infrastructure Fund Industrial REIT in Japan	2,081,050
43,700	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	2,076,388
44,000	Hoshizaki Electric Commercial Kitchen Equipment	2,053,219
146,600	Rohto Pharmaceutical Pharmaceutical, Health & Beauty Products	1,966,037
174,000	Toto Toilets & Bathroom Fittings	1,914,279
84,000	Nippon Paint Paints for Automotive, Decorative & Industrial Usage	1,894,862
74,900	Icom Two-way Radio Communication Equipment	1,877,342
22,800	Hikari Tsushin Office IT/Mobiles/Insurance Distribution	1,620,863
46,820	Milbon Hair Products for Salons	1,554,218
327,000	Wacom (a) Computer Graphic Illustration Devices	1,411,050

Number of Shares		Value
	Japan — 18.8% (cont)
700	Japan Retail Fund Largest Retail REIT in Japan	$1,410,990
50,000	MonotaRO (a) Online Maintenance, Repair and Operations Goods Distributor in Japan	1,251,566
23,400	Ezaki Glico Confectionary, Ice Cream & Dairy Products	806,945
117,300	Lifenet Insurance (b) Online Life Insurance Company in Japan	445,186
		133,957,618
	Taiwan — 3.8%
589,000	Delta Electronics Industrial Automation, Switching Power Supplies & Passive Components	3,720,874
159,000	St. Shine Optical Disposable Contact Lens Original Equipment Manufacturer	3,392,172
440,000	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	3,154,779
1,179,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	2,260,384
453,000	Novatek Microelectronics Display-related Integrated Circuit Designer	2,235,639
159,500	Ginko International Largest Contact Lens Maker in China	2,143,213
29,000	Largan Precision Mobile Device Camera Lenses & Modules	2,074,748
269,350	Advantech Industrial PC & Components	1,900,818
177,117	PC Home Taiwanese Internet Retail Company	1,722,086
565,000	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	1,567,619
954,803	Lite-On Technology Mobile Device, LED & PC Server Component Supplier	1,373,317
31,250	Hermes Microvision E-beam Inspection Systems for Semiconductor Integrated Circuits	1,299,925
343,000	Vanguard International Semiconductor Semiconductor Foundry	500,923
		27,346,497
	Korea — 3.2%
26,720	CJ Corp Holding Company of Korean Consumer Conglomerate	4,394,316
42,536	KT&G Tobacco & Ginseng Products	3,806,710
53,013	LS Industrial Systems Electrical & Automation Equipment	2,946,682
85,494	Paradise Korean Casino Operator	2,794,212
52,115	Grand Korea Leisure ‘Foreigner Only’ Casino Group in Korea	2,066,275
25,739	Coway Household Appliance Rentals	2,052,801
25,796	KEPCO Plant Service & Engineering Power Plant & Grid Maintenance	2,041,076
55,478	LF Corp Apparel Design & Retail	1,838,002
24,808	Soulbrain Electronic Chemical Producer	607,147
		22,547,221
	China — 3.0%
204,819	WuXi PharmaTech - ADR (b) Largest Contract Research Organization Business in China	7,172,761
6,760,000	Sihuan Pharmaceuticals Chinese Generic Drug Manufacturer	5,063,106
35,326	BitAuto - ADR (b) Automotive Information Website for Buyers & Dealers	2,755,428
1,507,000	CIMC Enric Tanks & Equipment to Supply Natural Gas & Liquefied Natural Gas	1,505,060
3,022,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	1,381,197
2,448,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	1,219,775
50,500	Jumei International - ADR (a) (b) Online Beauty & Apparel Products Retailer	1,185,740
345,500	Biostime (a) Pediatric Nutrition & Baby Care Products Provider	1,073,200
		21,356,267
	Hong Kong — 2.6%
190,819	Melco Crown Entertainment - ADR Macau Casino Operator	5,016,632
1,471,000	Melco International Macau Casino Operator	3,409,632
4,208,000	Mapletree Greater China Commercial Trust Retail & Office Property Landlord	2,982,811
3,999,000	Sa Sa International Cosmetics Retailer	2,739,742
728,800	MGM China Holdings Macau Casino Operator	2,100,129
819,500	Lifestyle International (c) Mid- to High-end Department Store Operator in Hong Kong & China	1,452,789

Number of Shares		Value
	Hong Kong — 2.6% (cont)
451,000	Kingboard Chemicals Paper & Glass Laminates, PCB, Specialty Chemicals & Properties	$896,628
		18,598,363
	India — 2.4%
1,130,794	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	5,739,715
288,064	Asian Paints India’s Largest Paint Company	2,929,755
512,888	Adani Ports & Special Economic Zone Indian West Coast Shipping Port	2,299,216
76,280	Colgate Palmolive India Consumer Products in Oral Care	2,150,737
174,930	United Breweries India’s Largest Brewer	2,014,472
7,374	Bosch Automotive Parts	1,791,981
		16,925,876
	Singapore — 2.3%
3,413,804	Mapletree Commercial Trust Retail & Office Property Landlord	3,773,194
507,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	2,870,505
773,000	Petra Foods Chocolate Manufacturer in Southeast Asia	2,448,005
1,657,890	CDL Hospitality Trust Hotel Owner Operator	2,168,152
1,137,000	Ascendas REIT Industrial Property Landlord	2,005,605
1,735,934	Mapletree Logistics Trust Industrial Property Landlord	1,572,017
1,339,888	Mapletree Industrial Trust Industrial Property Landlord	1,490,715
319,000	Super Group Instant Food & Beverages in Southeast Asia	319,159
		16,647,352
	Indonesia — 2.1%
3,249,542	Archipelago Resources (b) (c) (d) (e) Gold Mining Projects in Indonesia, Vietnam & the Philippines	2,950,077
33,559,700	Ace Indonesia Home Improvement Retailer	2,437,575
1,718,000	Matahari Department Store Largest Department Store Chain in Indonesia	2,288,515
3,444,200	Tower Bersama Infrastructure Communications Towers	2,264,851
6,319,500	Surya Citra Media Free to Air TV Station in Indonesia	1,988,137
18,253,400	Arwana Citramulia Ceramic Tiles for Home Decoration	1,489,070
497,817	Mayora Indah Consumer Branded Food Manufacturer	1,245,532
4,681,000	MNC Skyvision Largest Satellite Pay TV Operator in Indonesia	652,811
		15,316,568
	Philippines — 1.3%
2,769,000	Puregold Price Club Supermarket Operator in the Philippines	2,139,555
1,490,000	Robinsons Retail Holdings Multi-format Retailer in the Philippines	2,101,655
6,404,300	Melco Crown (Philippines) Resorts (b) Integrated Resort Operator in Manila	1,877,340
475,730	Security Bank Commercial Bank in the Philippines	1,555,223
333,140	Universal Robina Branded Consumer Food Manufacturer in the Philippines	1,383,324
		9,057,097
	Thailand — 1.0%
366,900	Airports of Thailand Airport Operator of Thailand	2,697,344
8,058,286	Home Product Center Home Improvement Retailer	2,585,515
1,321,400	Robinsons Department Store Department Store Operator in Thailand	2,147,498
		7,430,357
	Malaysia — 0.7%
4,359,100	7-Eleven Malaysia Holdings (b) Exclusive 7-Eleven Franchisor for Malaysia	2,378,537
2,059,300	Aeon Shopping Center & Department Store Operator	2,360,301
		4,738,838
	Cambodia — 0.5%
5,050,000	Nagacorp Casino & Entertainment Complex in Cambodia	3,613,352
	Total Asia	297,535,406

Number of Shares		Value
	Europe — 30.6%

	United Kingdom — 10.4%
2,000,000	Charles Taylor Insurance Services	$8,413,769
359,439	Jardine Lloyd Thompson Group International Business Insurance Broker	5,669,716
302,095	Babcock International Public Sector Outsourcer	5,330,700
109,394	Spirax Sarco Steam Systems for Manufacturing & Process Industries	4,991,742
204,482	WH Smith Newsprint, Books & General Stationery Retailer	3,577,276
51,074	Whitbread UK Hotelier & Coffee Shop	3,431,962
95,425	Rightmove Internet Real Estate Listings	3,318,790
80,669	Fidessa Group Software for Financial Trading Systems	2,996,091
268,000	Shaftesbury London Prime Retail REIT	2,953,603
382,878	Abcam Online Sales of Antibodies	2,496,777
193,795	Telecity European Data Center Provider	2,345,153
238,478	PureCircle (a) (b) Natural Sweeteners	2,320,618
941,122	Connect Group Newspaper & Magazine Distributor	2,277,107
2,965,891	Cable and Wireless Telecommunications Service Provider in the Caribbean	2,246,240
132,000	Smith and Nephew Medical Equipment & Supplies	2,220,458
548,265	Polypipe Manufacturer of Plastic Piping & Fittings	2,188,719
220,539	Halma Health & Safety Sensor Technology	2,179,047
511,571	RPS Group Consultant Specializing in Energy, Water, Urban Planning, Health & Safety	2,164,560
273,396	Halfords UK Retailer of Leisure Goods & Auto Parts	2,093,694
81,852	Aggreko Temporary Power & Temperature Control Services	2,048,652
221,860	Domino’s Pizza UK & Ireland Pizza Delivery in UK, Ireland & Germany	2,040,376
474,031	Elementis Specialty Chemicals	1,953,939
76,450	AVEVA Engineering Software	1,907,389
396,510	Ocado (b) Online Grocery Retailer	1,694,382
1,400,000	Assura UK Primary Health Care Property Developer	1,055,369
		73,916,129
	Sweden — 2.7%
189,131	Hexagon Design, Measurement & Visualization Software & Equipment	5,980,401
132,956	Swedish Match Swedish Snus	4,301,338
273,094	Sweco Engineering Consultants	3,869,715
69,762	Unibet European Online Gaming Operator	3,509,369
87,076	Mekonomen Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	1,882,671
		19,543,494
	Germany — 2.5%
139,940	Wirecard Online Payment Processing & Risk Management	5,146,529
11,379	Rational Commercial Ovens	3,382,143
66,899	NORMA Group Clamps for Automotive & Industrial Applications	2,787,846
30,715	MTU Aero Engines Airplane Engine Components & Services	2,613,185
66,899	Aurelius European Turnaround Investor	2,379,460
48,747	Elringklinger Automobile Components	1,436,423
34,077	TAG Immobilien (a) Owner of Residential Properties in Germany	385,255
		18,130,841
	France — 2.5%
110,602	Neopost Postage Meter Machines	8,134,898
12,286	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	3,178,785
64,350	Eutelsat Fixed Satellite Services	2,077,854
60,811	Saft Niche Battery Manufacturer	2,069,190
13,387	Norbert Dentressangle European Logistics & Transport Group	1,927,057
164,869	Hi-Media (a) (b) Online Advertiser in Europe	540,863
		17,928,647

Number of Shares		Value
	Switzerland — 2.4%
22,174	Partners Group Private Markets Asset Management	$5,828,081
15,063	Geberit Plumbing Supplies	4,855,001
1,372	Sika Chemicals for Construction & Industrial Applications	4,743,930
6,011	INFICON Gas Detection Instruments	1,832,200
		17,259,212
	Netherlands — 2.0%
204,144	Aalberts Industries Flow Control & Heat Treatment	5,285,364
68,863	Arcadis Engineering Consultants	2,277,717
33,905	Vopak World’s Largest Operator of Petroleum & Chemical Storage Terminals	1,826,952
19,708	Gemalto Digital Security Solutions	1,809,577
11,960	Core Labs Oil & Gas Reservoir Consulting	1,750,346
67,038	Brunel NL Specialist & Energy Staffing	1,535,274
		14,485,230
	Spain — 1.9%
658,718	DIA Hard Discounter in Spain, Latin America & the Eastern Mediterranean	4,720,522
66,815	Viscofan Sausage Casings Maker	3,659,924
69,844	Bolsas y Mercados Españoles Spanish Stock Markets	2,657,231
424,279	Prosegur Security Guards	2,631,630
		13,669,307
	Denmark — 1.8%
169,227	SimCorp Software for Investment Managers	4,967,510
110,724	Novozymes Industrial Enzymes	4,803,917
59,662	Jyske Bank (b) Danish Bank	3,224,262
		12,995,689
	Finland — 1.7%
103,240	Vacon Independent Manufacturer of Variable Speed Air Conditioning Drives	4,394,390
651,561	Sponda Office, Retail & Logistics Properties	2,937,075
140,445	Tikkurila Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe	2,924,220
58,251	Konecranes Manufacture & Service of Industrial Cranes & Port Handling Equipment	1,562,210
		11,817,895
	Norway — 1.0%
315,609	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	2,854,101
219,301	Atea Nordic IT Hardware/Software Reseller & Installation Company	2,466,165
108,226	Subsea 7 Offshore Subsea Contractor	1,545,544
		6,865,810
	Kazakhstan — 0.7%
432,778	Halyk Savings Bank of Kazakhstan - GDR Largest Retail Bank & Insurer in Kazakhstan	4,976,947

	Iceland — 0.5%
2,404,301	Marel (b) (f)	1,748,444
1,700,000	Marel (b) (f) Largest Manufacturer of Poultry & Fish Processing Equipment	1,497,581
		3,246,025
	Italy — 0.3%
163,392	Pirelli Global Tire Supplier	2,253,022

	Belgium — 0.2%
45,887	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	1,598,700
	Total Europe	218,686,948

	Other Countries — 17.4%

	Australia — 4.8%
294,522	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia & New Zealand	6,749,843
1,167,688	IAG General Insurance Provider	6,258,062
952,000	Challenger Financial Largest Annuity Provider in Australia	5,924,218
582,880	Amcor Global Leader in Flexible & Rigid Packaging	5,773,516

Number of Shares		Value
	Australia — 4.8% (cont)
3,100,000	Spotless (b) Largest Facility Management & Catering Company	$4,903,470
1,146,683	Mermaid Marine Support Vessels for Offshore Oil/Gas Industry	1,933,414
184,255	Austbrokers Australian Small Business Insurance Broker	1,629,377
340,000	SAI Global Publishing, Certification, Compliance Services	1,206,957
		34,378,857
	Canada — 4.7%
75,928	CCL Industries Largest Global Label Converter	7,587,715
89,849	ShawCor (a) Oil & Gas Pipeline Products	4,532,764
93,310	Baytex (a) Oil & Gas Producer in Canada	3,528,442
268,267	CAE Flight Simulator Equipment & Training Centers	3,252,883
318,000	Canadian Energy Services & Technology North American Drilling Fluids & Chemicals	2,663,369
41,250	Onex Capital Private Equity	2,296,844
149,532	Rona Canadian Home Improvement Retailer	1,821,167
43,011	Ag Growth Manufacturer of Augers & Grain Handling Equipment	1,708,995
182,467	DeeThree Exploration (b)	1,482,611
158,516	DeeThree Exploration (b) (d) Canadian Oil & Gas Producer	1,262,240
62,757	Trilogy Energy (a) Oil & Gas Producer in Canada	1,421,061
45,839	Black Diamond Group Provides Accommodations/Equipment for Oil Sands Development	974,941
169,038	Horizon North Logistics (a) Diversified Oil Service Offering in Northern Canada	766,742
		33,299,774
	South Africa — 4.4%
1,162,545	Coronation Fund Managers South African Fund Manager	9,958,563
63,673	Naspers Media in Africa, China, Russia & Other Emerging Markets	7,026,025
1,926,269	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	6,043,733
222,497	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	4,187,170
730,408	Northam Platinum (b) Platinum Mining in South Africa	2,383,605
186,038	Massmart Holdings General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	2,023,989
		31,623,085
	United States — 2.1%
107,063	Textainer Group Holdings (a) Top International Container Leaser	3,331,801
50,592	FMC Technologies (b) Oil & Gas Well Head Manufacturer	2,747,651
82,000	Bladex Latin American Trade Financing House	2,515,760
29,453	Synageva BioPharma (a) (b) Biotech Focused on Orphan Diseases	2,025,777
53,234	Hornbeck Offshore (b) Supply Vessel Operator in U.S. Gulf of Mexico	1,742,349
60,960	Rowan Contract Offshore Driller	1,542,898
18,934	Chart Industries (b) Manufacturer of Natural Gas Processing/Storage Equipment	1,157,435
		15,063,671
	New Zealand — 0.9%
908,808	Auckland International Airport Auckland Airport Operator	2,730,295
314,549	Ryman Healthcare Retirement Village Operator	1,916,747
667,250	Sky City Entertainment Casino & Entertainment Complex	1,900,801
		6,547,843
	Israel — 0.5%
66,562	Caesarstone Quartz Countertops	3,439,924
	Total Other Countries	124,353,154

	Latin America — 4.3%

	Brazil — 1.5%
336,600	Localiza Rent A Car Car Rental	4,837,744
99,700	Linx Retail Management Software in Brazil	2,075,666
491,570	Odontoprev Dental Insurance	1,779,312

Number of Shares		Value
	Brazil — 1.5% (cont)
4,959,490	Beadell Resources (b) Gold Mining in Brazil	$1,749,202
		10,441,924
	Mexico — 1.4%
1,291,500	Genomma Lab International (b) Develops, Markets & Distributes Consumer Products	3,096,408
1,090,000	Qualitas Auto Insurer in Mexico & Central America	2,921,708
16,830	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	2,162,487
180,300	Gruma (b) Tortilla Producer & Distributor	1,930,467
		10,111,070
	Guatemala — 0.4%
136,877	Tahoe Resources (b) Silver Project in Guatemala	2,785,327

	Colombia — 0.4%
2,046,229	Isagen Colombian Electricity Provider	2,778,836

	Uruguay — 0.3%
230,870	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	2,336,404

	Chile — 0.3%
86,000	Sociedad Quimica y Minera de Chile - ADR Producer of Specialty Fertilizers, Lithium & Iodine	2,248,040
	Total Latin America	30,701,601
Total Equities (Cost: $491,547,354) — 94.0%		671,277,109	(g)

Short-Term Investments — 5.6%
22,196,739	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	22,196,739
18,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	18,000,000
Total Short-Term Investments (Cost: $40,196,739) — 5.6%		40,196,739

Securities Lending Collateral — 1.8%
12,815,790	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (h)	12,815,790

Total Securities Lending Collateral (Cost: $12,815,790) — 1.8%		12,815,790

Total Investments (Cost: $544,559,883)(i) — 101.4%		724,289,638	(j)

Obligation to Return Collateral for Securities Loaned — (1.8)%		(12,815,790)

Cash and Other Assets Less Liabilities — 0.4%		2,761,160

Net Assets — 100.0%		$714,235,008

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

> Notes to Statement of Investments

(a)	All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $12,144,933.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2014, the market value of these securities amounted to $6,548,721, which represented 0.92% of total net assets. Additional information on these securities is as follows:

	Security	Acquisition Dates		Shares/Units	Cost	Value
	Archipelago Resources	2/23/10 - 9/26/13		3,249,542	$1,512,012	$2,950,077
	Union Agriculture Group	12/8/10 - 6/27/12		230,870	2,649,999	2,336,404
	DeeThree Exploration	9/7/10		158,516	413,939	1,262,240
					$4,575,950	$6,548,721

(e)	The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

	Security	Option Shares	Exercise Price		Expiration Date	Value
	Option (1)	3,249,542	GBP	0.58	December 31, 2014	$105,360

	GBP - British Pound

(1) Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) December 31, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After December 31, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(f)

The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate. The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel’s regulatory governing body, the Icelandic Central Bank.

(g)	On September 30, 2014, the Fund’s total equity investments were denominated in currencies as follows:

	Currency	Value	Percentage of Net Assets
	Japanese Yen	$133,957,618	18.8
	Euro	78,133,296	10.9
	British Pound	76,866,207	10.8
	United States Dollar	48,108,380	6.7
	Australian Dollar	36,128,059	5.1
	Canadian Dollar	36,085,101	5.1
	Other currencies less than 5% of total net assets	261,998,448	36.6
	Total Equities	$671,277,109	94.0

(h)	Investment made with cash collateral received from securities lending activity.
(i)

At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $544,559,883 and net unrealized appreciation was $179,729,755 consisting of gross unrealized appreciation of $210,246,649 and gross unrealized depreciation of $30,516,894.

(j)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$16,130,561	$277,001,979	$4,402,866	$297,535,406
Europe	1,750,346	216,936,602	—	218,686,948
Other Countries	50,541,129	73,812,025	—	124,353,154
Latin America	26,615,995	1,749,202	2,336,404	30,701,601
Total Equities	95,038,031	569,499,808	6,739,270	671,277,109
Total Short-Term Investments	40,196,739	—	—	40,196,739
Total Securities Lending Collateral	12,815,790	—	—	12,815,790
Total Investments	$148,050,560	$569,499,808	$6,739,270	$724,289,638
Unrealized Appreciation:
Options	—	—	105,360	105,360
Total	$148,050,560	$569,499,808	$6,844,630	$724,394,998

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$0	$2,150,083	$2,150,083	$0

There were no transfers of financial assets between levels 1 and 2 during the period. Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities — 90.4%

	Asia — 36.9%

	Japan — 18.0%
20,000	NGK Spark Plug Automobile Parts	$588,497
16,000	Japan Tobacco Cigarettes	519,927
215	Nippon Prologis REIT Logistics REIT in Japan	499,856
300	Orix JREIT Diversified REIT	377,124
6,200	Secom Security Services	369,361
4,200	Rinnai Gas Appliances for Home & Commercial Use	348,464
68,000	Seven Bank ATM Processing Services	277,124
16,000	Park24 Parking Lot Operator	255,318
120	Japan Retail Fund Largest Retail REIT in Japan	241,884
6,300	Dentsu Advertising Agency	239,969
4,000	Makita Power Tools	225,967
6,500	Benesse Education Service Provider	213,251
2,000	Toyo Suisan Kaisha Instant Noodles & Processed Foods	66,411
		4,223,153
	Singapore — 9.1%
660,000	Ascendas REIT Industrial Property Landlord	1,164,203
88,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	498,234
529,000	Mapletree Logistics Trust Industrial Property Landlord	479,049
		2,141,486
	Korea — 6.8%
10,000	KT&G Tobacco & Ginseng Products	894,938
4,170	CJ Corp Holding Company of Korean Consumer Conglomerate	685,790
		1,580,728
	Indonesia — 3.0%
783,000	Archipelago Resources (a) (b) (c) (d) Gold Mining Projects in Indonesia, Vietnam & the Philippines	710,842
	Total Asia	8,656,209

	Other Countries — 25.6%
	Australia — 9.8%
181,000	IAG General Insurance Provider	970,044
149,000	Challenger Financial Largest Annuity Provider in Australia	927,215
40,000	Amcor Global Leader in Flexible & Rigid Packaging	396,206
		2,293,465
	Canada — 9.7%
29,000	Baytex (e) Oil & Gas Producer in Canada	1,096,611
7,500	CCL Industries Largest Global Label Converter	749,498
19,000	Goldcorp Gold Mining	437,570
		2,283,679
	United States — 3.4%
53,000	Denbury Resources Oil Producer Using Co2 Injection	796,590

	South Africa — 2.7%
3,400	Naspers Media in Africa, China, Russia & Other Emerging Markets	375,175
30,000	Coronation Fund Managers South African Fund Manager	256,985
		632,160
	Total Other Countries	6,005,894

	Europe — 22.4%

	United Kingdom — 7.4%
36,000	Babcock International Public Sector Outsourcer	635,248
33,545	Jardine Lloyd Thompson Group International Business Insurance Broker	529,132
5,031	Whitbread UK Hotelier & Coffee Shop	338,062
14,000	Smith and Nephew Medical Equipment & Supplies	235,503
		1,737,945
	Sweden — 4.0%
22,000	Swedish Match Swedish Snus	711,735
7,200	Hexagon Design, Measurement & Visualization Software & Equipment	227,667
		939,402

1

Number of Shares		Value
	Germany — 3.2%
93,900	Telefonica Deutschland Mobile & Fixed-line Communications in Germany	$489,717
7,400	Wirecard Online Payment Processing & Risk Management	272,148
		761,865
	Switzerland — 2.9%
1,850	Partners Group Private Markets Asset Management	486,243
2,100	Swatch Watch Manufacturer	183,461
		669,704
	Denmark — 2.1%
4,700	Jyske Bank (a) Danish Bank	253,998
5,500	Novozymes Industrial Enzymes	238,625
		492,623
	Norway — 1.6%
42,000	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	379,813

	Spain — 1.2%
5,000	Viscofan Sausage Casings Maker	273,885
	Total Europe	5,255,237

	Latin America — 5.5%
	Guatemala — 3.7%
42,000	Tahoe Resources (a) Silver Project in Guatemala	854,663

	Brazil — 1.2%
817,828	Beadell Resources (a) Gold Mining in Brazil	288,447

	Uruguay — 0.6%
13,068	Union Agriculture Group (a) (c) (d) Farmland Operator in Uruguay	132,248
	Total Latin America	1,275,358
Total Equities (Cost: $17,943,396) — 90.4%		21,192,698	(f)

Short-Term Investments — 7.8%
$1,831,215	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	1,831,215
Total Short-Term Investments (Cost: $1,831,215) — 7.8%		1,831,215

Securities Lending Collateral — 3.1%
724,500	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	724,500

Total Securities Lending Collateral (Cost: $724,500) — 3.1%		724,500

Total Investments (Cost: $20,499,111)(h) — 101.3%		23,748,413	(i)

Obligation to Return Collateral for Securities Loaned — (3.1)%		(724,500)

Cash and Other Assets Less Liabilities — 1.8%		410,030

Net Assets — 100.0%		$23,433,943

REIT	Real Estate Investment Trust

2

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

	Security	Option Shares	Exercise Price		Expiration Date	Value
	Option (1)	783,000	GBP	0.58	December 31, 2014	$25,387

GBP - British Pound

(1) Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) December 31, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After December 31, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2014, the market value of these securities amounted to $843,090, which represented 3.60% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	12/20/10 - 9/26/13	783,000	$810,985	$710,842
Union Agriculture Group	12/08/10 - 6/27/12	13,068	150,000	132,248
$960,985	$843,090

(d)	Illiquid security.
(e)	All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $682,117.
(f)	On September 30, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$4,223,153	18.0
Canadian Dollar	2,700,772	11.5
Australian Dollar	2,581,912	11.0
British Pound	2,448,787	10.4
Singapore Dollar	2,141,486	9.2
South Korean Won	1,580,728	6.8
United States Dollar	1,366,408	5.8
Euro	1,035,750	4.4
Other currencies less than 5% of total net assets	3,113,702	13.3
Total Equities	$21,192,698	90.4

(g)	Investment made with cash collateral received from securities lending activity.
(h)

At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $20,499,111 and net unrealized appreciation was $3,249,302 consisting of gross unrealized appreciation of $4,364,081 and gross unrealized depreciation of $1,114,779.

(i)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

At September 30, 2014, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	6,621,300	$600,000	10/15/14	$14,476

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD - United States Dollar

ZAR - South African Rand

3

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

4

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$7,945,367	$710,842	$8,656,209
Other Countries	3,080,269	2,925,625	—	6,005,894
Europe	—	5,255,237	—	5,255,237
Latin America	854,663	288,447	132,248	1,275,358

Total Equities	3,934,932	16,414,676	843,090	21,192,698
Total Short-Term Investments	1,831,215	—	—	1,831,215
Total Securities Lending Collateral	724,500	—	—	724,500
Total Investments	$6,490,647	$16,414,676	$843,090	$23,748,413
Unrealized Appreciation on:
Forward Foreign Currency Exchange Contracts	—	14,476	—	14,476
Options	—	—	25,387	25,387
Total	$6,490,647	$16,429,152	$868,477	$23,788,276

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending September 30, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014
Equities
Asia	$674,237	$—	$36,605	$—	$—	$—	$—	$710,842
Latin America	139,697	—	(7,449)	—	—	—	—	132,248
Options
Asia	64,830	—	(39,443)	—	—	—	—	25,387
	$878,764	$—	$(10,287)	$—	$—	$—	$—	$868,477

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $10,287.

5

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Asia	$710,842	Discounted cash flow	Enterprise valuation and illiquid discount	5% to 19.5%
Latin America	132,248	Market comparable companies	Discount for lack of marketability	8% to 15%
Options
Asia	64,830	Income approach	NA	NA

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities — 97.8%

	Industrial Goods & Services — 26.9%

	Machinery — 17.9%
247,000	Ametek Aerospace/Industrial Instruments	$12,401,870
230,000	Donaldson Industrial Air Filtration	9,344,900
86,000	Nordson Dispensing Systems for Adhesives & Coatings	6,542,020
55,000	Pall Life Science, Water & Industrial Filtration	4,603,500
106,000	Kennametal Consumable Cutting Tools	4,378,860
		37,271,150
	Other Industrial Services — 3.1%
240,000	LKQ (a) Alternative Auto Parts Distribution	6,381,600

	Outsourcing Services — 3.0%
170,000	Quanta Services (a) Electrical & Telecom Construction Services	6,169,300

	Industrial Distribution — 2.9%
55,000	Airgas Industrial Gas Distributor	6,085,750
	Total Industrial Goods & Services	55,907,800

	Information — 24.0%

	Instrumentation — 5.6%
26,500	Mettler-Toledo International (a) Laboratory Equipment	6,787,445
158,000	Trimble Navigation (a) GPS-based Instruments	4,819,000
		11,606,445
	Computer Services — 4.4%
410,000	WNS - ADR (India) (a) Offshore Business Process Outsourcing Services	9,229,100

	Computer Hardware & Related Equipment — 4.1%
85,000	Amphenol Electronic Connectors	8,488,100

	Business Software — 3.4%
58,000	Ansys (a) Simulation Software for Engineers & Designers	4,388,860
80,000	Informatica (a) Enterprise Data Integration Software	2,739,200
		7,128,060

	Telecommunications Equipment — 3.2%
56,000	F5 Networks (a) Internet Traffic Management Equipment	6,649,440

	Mobile Communications — 1.9%
34,800	SBA Communications (a) Communications Towers	3,859,320

	Internet Related — 0.8%
475,000	Vonage (a) Business & Consumer Internet Telephony	1,558,000

	Semiconductors & Related Equipment — 0.6%
155,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	1,252,400
	Total Information	49,770,865

	Finance — 15.2%

	Insurance — 4.4%
540,000	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	9,158,400

	Banks — 4.0%
64,000	City National Bank & Asset Manager	4,842,880
205,000	Associated Banc-Corp Midwest Bank	3,571,100
		8,413,980
	Credit Cards — 3.6%
115,000	Discover Financial Services Credit Card Company	7,404,850

	Brokerage & Money Management — 3.2%
185,000	SEI Investments Mutual Fund Administration & Investment Management	6,689,600
	Total Finance	31,666,830

	Consumer Goods & Services — 14.2%

	Retail — 5.1%
125,000	The Fresh Market (a) (b) Specialty Food Retailer	4,366,250
34,000	ULTA (a) Specialty Beauty Product Retailer	4,017,780
31,675	Casey’s General Stores Owner/Operator of Convenience Stores	2,271,097
		10,655,127
	Travel — 4.7%
62,000	Vail Resorts Ski Resort Operator & Developer	5,379,120

1

Number of Shares		Value
	Travel — 4.7% (cont)
112,300	Hertz (a) Largest U.S. Rental Car Operator	$2,851,297
31,000	Choice Hotels Franchisor of Budget Hotel Brands	1,612,000
		9,842,417
	Other Consumer Services — 1.6%
105,000	Blackhawk Network (a) Third Party Distributer of Prepaid Content, Mostly Gift Cards	3,391,500

	Apparel — 1.5%
26,000	PVH Apparel Wholesaler & Retailer	3,149,900

	Consumer Goods Distribution — 1.2%
39,000	United Natural Foods (a) Distributor of Natural/Organic Foods to Grocery Stores	2,396,940

	Food & Beverage — 0.1%
307,000	GLG Life Tech (Canada) (a) Producer of an All-natural Sweetener Extracted from the Stevia Plant	101,424
	Total Consumer Goods & Services	29,537,308

	Health Care — 6.0%

	Medical Supplies — 3.9%
98,000	Cepheid (a) Molecular Diagnostics	4,314,940
33,000	Henry Schein (a) Large Distributor of Dental, Vet & Medical Products	3,843,510
		8,158,450
	Biotechnology & Drug Delivery — 2.1%
39,000	Synageva BioPharma (a) (b) Biotech Focused on Orphan Diseases	2,682,420
46,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	1,710,280
		4,392,700
	Total Health Care	12,551,150

	Other Industries — 5.8%

	Real Estate — 5.8%
108,000	Post Properties Multifamily Properties	5,544,720
65,000	Extra Space Storage Self Storage Facilities	3,352,050
300,000	EdR Student Housing	3,084,000
		11,980,770
	Total Other Industries	11,980,770

	Energy & Minerals — 5.7%

	Oil & Gas Producers — 3.6%
560,000	Canacol (Colombia) (a) Oil Producer in South America	2,635,117
6,150,000	Shamaran Petroleum (Iraq) (a) Oil Exploration & Production in Kurdistan	1,784,678
4,273,500	Petromanas (Canada) (a) (b) Exploring for Oil in Albania	839,475
8,000	Clayton Williams (a) Oil & Gas Producer	771,600
11,700	Antero Resources (a) (b) Utica & Marcellus Shale	642,213
3,600,000	Canadian Overseas Petroleum (Canada) (a) (c)	473,325
184,000	Canadian Overseas Petroleum (Canada) (a) Oil & Gas Exploration Offshore West Africa	25,465
8,714,000	Petrodorado Energy (Colombia) (a) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	272,325
		7,444,198
	Agricultural Commodities — 1.2%
261,363	Union Agriculture Group (Uruguay) (a) (c) (d) Farmland Operator in Uruguay	2,644,994

	Oil Services — 0.6%
49,000	Rowan Contract Offshore Driller	1,240,190

	Alternative Energy — 0.3%
535,000	Synthesis Energy Systems (China) (a) (b) Owner/Operator of Gasification Plants/Technology Licenses	609,900
	Total Energy & Minerals	11,939,282
Total Equities (Cost: $138,929,689) — 97.8%		203,354,005	(e)

2

Number of Shares		Value
Short-Term Investments — 2.3%
4,810,274	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	$4,810,274
Total Short-Term Investments (Cost: $4,810,274) — 2.3%		4,810,274

Securities Lending Collateral — 2.0%
4,092,025	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	4,092,025

Total Securities Lending Collateral (Cost: $4,092,025) — 2.0%		4,092,025

Total Investments (Cost: $147,831,988)(g) — 102.1%		212,256,304 (h)

Obligation to Return Collateral for Securities Loaned — (2.0)%		(4,092,025)

Cash and Other Assets Less Liabilities — (0.1)%		(374,190)

Net Assets — 100.0%		$207,790,089

ADR	American Depositary Receipts

3

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $3,942,912.
(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.  At September 30, 2014, the market value of these securities amounted to $3,118,319, which represented 1.50% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	261,363	$2,999,999	$2,644,994
Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	473,325
$4,539,064	$3,118,319

(d)	Illiquid security.
(e)	On September 30, 2014, the market value of foreign securities represented 8.95% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
India	$9,229,100	4.44
Colombia	2,907,442	1.40
Uruguay	2,644,994	1.27
Iraq	1,784,678	0.87
Canada	1,439,689	0.69
China	609,900	0.29
Total Foreign Portfolio	$18,615,803	8.96

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $147,831,988 and net unrealized appreciation was $64,424,316 consisting of gross unrealized appreciation of $74,661,006 and gross unrealized depreciation of $10,236,690.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies;

4

events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$55,907,800	$—	$—	$55,907,800
Information	49,770,865	—	—	49,770,865
Finance	31,666,830	—	—	31,666,830
Consumer Goods & Services	29,537,308	—	—	29,537,308
Health Care	12,551,150	—	—	12,551,150
Other Industries	11,980,770	—	—	11,980,770
Energy & Minerals	8,820,963	473,325	2,644,994	11,939,282
Total Equities	200,235,686	473,325	2,644,994	203,354,005
Total Short-Term Investments	4,810,274	—	—	4,810,274
Total Securities Lending Collateral	4,092,025	—	—	4,092,025
Total Investments	$209,137,985	$473,325	$2,644,994	$212,256,304

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending September 30, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014
Equities
Energy & Minerals	$2,793,970	$—	$(148,976)	$—	$—	$—	$—	$2,644,994

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $148,976.

5

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at September 30, 2014	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Energy & Minerals	$2,644,994	Market comparable companies	Discount for lack of marketability	8% to 15%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), September 30, 2014

Number of Shares		Value
	Equities — 97.5%

	Information — 21.7%

	Business Software — 7.8%
219,000	Ansys (a) Simulation Software for Engineers & Designers	$16,571,730
424,000	Informatica (a) Enterprise Data Integration Software	14,517,760
150,000	SPS Commerce (a) Supply Chain Management Software Delivered via Web	7,972,500
76,000	NetSuite (a) End-to-end IT Systems Solution Delivered via Web	6,805,040
60,300	DemandWare (a) eCommerce Website Platform for Retailers & Apparel Manufacturers	3,070,476
21,000	Concur Technologies (a) (b) Web-enabled Expense Management Software	2,663,220
43,000	Envestnet (a) Technology Platform for Investment Advisors	1,935,000
199,010	InContact (a) Call Center Systems Delivered via Web & Telecommunication Services	1,730,392
49,114	Textura (a) (b) Construction Vendor Management Software	1,296,609
25,000	Commvault Systems (a) Data Storage Management	1,260,000
104,995	Exa (a) Simulation Software	1,184,344
115,000	E2Open (a) Supply Chain Management Software & Supplier/Partner Network	1,070,650
31,000	RealPage (a) (b) Software for Managing Rental Properties Delivered via Web	480,500
52,150	Five9 (a) (b) Call Center Software	341,061
48,353	Covisint (a) (b) Collaboration Software Platform Provider	200,665
		61,099,947
	Instrumentation — 6.0%
109,750	Mettler-Toledo International (a) Laboratory Equipment	28,110,267
277,000	IPG Photonics (a) (b) Fiber Lasers	19,052,060
		47,162,327
	Computer Services — 2.4%
333,000	ExlService Holdings (a) Business Process Outsourcing	8,128,530
175,000	WNS - ADR (India) (a) Offshore Business Process Outsourcing Services	3,939,250
405,000	RCM Technologies (a) Technology & Engineering Services	3,065,850
70,792	Virtusa (a) Offshore IT Outsourcing	2,517,363
243,000	Hackett Group IT Integration & Best Practice Research	1,448,280
		19,099,273
	Semiconductors & Related Equipment — 1.2%
142,000	Monolithic Power Systems High-performance Analog & Mixed Signal Integrated Circuits	6,255,100
86,000	Ultratech (a) Semiconductor Equipment	1,956,500
150,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	1,212,000
		9,423,600
	Financial Processors — 1.0%
91,000	Global Payments Credit Card Processor	6,359,080
80,000	Liquidity Services (a) E-auctions for Surplus & Salvage Goods	1,100,000
		7,459,080
	Contract Manufacturing — 0.9%
97,000	Plexus (a) Electronic Manufacturing Services	3,582,210
165,000	Sanmina-SCI (a) Electronic Manufacturing Services	3,441,900
		7,024,110
	Business Information & Marketing Services — 0.7%
291,200	Navigant Consulting (a) Financial Consulting Firm	4,050,592
113,000	Bankrate (a) Internet Advertising for the Insurance, Credit Card & Banking Markets	1,283,680
		5,334,272
	Internet Related — 0.5%
149,847	RetailMeNot (a) (b) Digital Coupon Marketplace	2,421,528
496,000	Vonage (a) Business & Consumer Internet Telephony	1,626,880
		4,048,408
	Computer Hardware & Related Equipment — 0.5%
47,000	Rogers (a) Printed Circuit Materials & High-performance Foams	2,573,720
17,000	Belden Specialty Cable	1,088,340
		3,662,060

1

Number of Shares		Value
	Telecommunications Equipment — 0.4%
267,000	Infinera (a) Optical Networking Equipment	$2,848,890

	Telephone & Data Services — 0.3%
331,000	Boingo Wireless (a) Wholesale & Retail Wi-Fi Networks	2,360,030
	Total Information	169,521,997

	Industrial Goods & Services — 21.4%

	Machinery — 17.4%
358,000	Nordson Dispensing Systems for Adhesives & Coatings	27,233,060
540,000	Ametek Aerospace/Industrial Instruments	27,113,400
580,000	Donaldson Industrial Air Filtration	23,565,400
187,000	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	12,790,800
206,000	HEICO FAA Approved Aircraft Replacement Parts	8,301,800
183,000	ESCO Technologies Industrial Filtration & Advanced Measurement Equipment	6,364,740
72,000	Middleby (a) Manufacturer of Cooking Equipment	6,345,360
137,000	Generac (a) (b) Standby Power Generators	5,553,980
88,736	Toro Turf Maintenance Equipment	5,255,833
124,000	Kennametal Consumable Cutting Tools	5,122,440
100,000	Oshkosh Corporation Specialty Truck Manufacturer	4,415,000
74,280	Dorman Products (a) (b) Aftermarket Auto Parts Distributor	2,975,657
51,000	Graham Designer & Builder of Vacuum & Heat Transfer Equipment for Process Indsutries	1,466,250
		136,503,720
	Industrial Materials & Specialty Chemicals — 1.8%
234,000	Drew Industries RV & Manufactured Home Components	9,872,460
114,000	PolyOne Intermediate Stage Chemicals Producer	4,056,120
		13,928,580
	Electrical Components — 1.3%
52,000	Acuity Brands Commercial Lighting Fixtures	6,120,920
161,861	Thermon (a) Global Engineered Thermal Solutions	3,952,646
		10,073,566
	Other Industrial Services — 0.3%
80,000	KAR Auction Services Auto Auctions	2,290,400

	Construction — 0.3%
234,000	PGT (a) Wind Resistant Windows & Doors	2,180,880

	Industrial Distribution — 0.3%
26,000	WESCO International (a) Industrial Distributor	2,034,760
	Total Industrial Goods & Services	167,011,906

	Consumer Goods & Services — 16.1%

	Travel — 5.5%
467,500	Avis Budget Group (a) Second Largest Car Rental Company	25,661,075
304,000	Hertz (a) Largest U.S. Rental Car Operator	7,718,560
148,000	HomeAway (a) Vacation Rental Online Marketplace	5,254,000
48,814	Choice Hotels Franchisor of Budget Hotel Brands	2,538,328
24,000	Vail Resorts Ski Resort Operator & Developer	2,082,240
		43,254,203
	Retail — 3.4%
108,782	Casey’s General Stores Owner/Operator of Convenience Stores	7,799,669
100,619	Shutterfly (a) Internet Photo-centric Retailer	4,904,170
108,000	Burlington Stores (a) Off-price Apparel Retailer	4,304,880
102,000	The Fresh Market (a) (b) Specialty Food Retailer	3,562,860
131,819	Michaels Stores (a) Craft & Hobby Specialty Retailer	2,304,196
70,000	Kate Spade & Company (a) Global Lifestyle Brand	1,836,100
86,347	Pier 1 Imports Home Furnishing Retailer	1,026,666
116,229	Gaiam (a) Healthy Living Through Catalogs, eCommerce & Gaiam TV	853,121
		26,591,662
	Furniture & Textiles — 2.6%
178,561	Caesarstone (Israel) Quartz Countertops	9,228,032

2

Number of Shares		Value
	Furniture & Textiles — 2.6% (cont)
333,476	Knoll Office Furniture	$5,772,470
225,000	Interface Modular Carpet	3,631,500
77,000	La-Z-Boy Upholstery Giant	1,523,830
		20,155,832
	Consumer Goods Distribution — 1.7%
150,000	Pool Swimming Pool Supplies & Equipment Distributor	8,088,000
61,000	United Natural Foods (a) Distributor of Natural/Organic Foods to Grocery Stores	3,749,060
78,000	The Chefs’ Warehouse (a) (b) Distributor of Specialty Foods to Fine Dining Restaurants	1,268,280
		13,105,340
	Other Durable Goods — 1.0%
48,000	Cavco Industries (a) Manufactured Homes	3,264,000
156,000	Select Comfort (a) Specialty Mattresses	3,263,520
56,000	Gentex Manufacturer of Auto Parts	1,499,120
		8,026,640
	Food & Beverage — 0.7%
320,541	Boulder Brands (a) Healthy Food Products	4,368,974
53,000	B&G Foods Acquirer of Small Food Brands	1,460,150
		5,829,124
	Restaurants — 0.6%
57,500	Fiesta Restaurant Group (a) Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana	2,856,600
43,000	Papa John’s International Franchisor of Pizza Restaurants	1,719,570
		4,576,170
	Other Consumer Services — 0.6%
132,500	Blackhawk Network (a) Third Party Distributer of Prepaid Content, Mostly Gift Cards	4,279,750

	Leisure Products —%
5,424	Fox Factory Holding (a) High Performance Suspension Systems for Leisure Market	84,072
	Total Consumer Goods & Services	125,902,793

	Finance — 14.4%

	Banks — 8.5%
253,000	Lakeland Financial Indiana Bank	9,487,500
79,000	SVB Financial Group (a) Bank to Venture Capitalists	8,855,110
318,000	MB Financial Chicago Bank	8,802,240
485,000	Associated Banc-Corp Midwest Bank	8,448,700
81,000	City National Bank & Asset Manager	6,129,270
368,000	TCF Financial Great Lakes Bank	5,715,040
161,194	Hancock Holding Gulf Coast Bank	5,166,268
504,000	Valley National Bancorp (b) New Jersey/New York Bank	4,883,760
666,200	First Busey Illinois Bank	3,710,734
97,700	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	2,236,353
187,000	First Commonwealth Western Pennsylvania Bank	1,568,930
100,890	Guaranty Bancorp Colorado Bank	1,363,024
		66,366,929
	Finance Companies — 2.6%
339,400	CAI International (a) International Container Leasing	6,567,390
174,900	McGrath Rentcorp Mini-rental Conglomerate	5,981,580
78,079	World Acceptance (a) (b) Personal Loans	5,270,332
92,064	Textainer Group Holdings (b) Top International Container Leaser	2,865,032
		20,684,334
	Savings & Loans — 1.2%
253,600	ViewPoint Financial Texas Thrift	6,071,184
142,000	Berkshire Hills Bancorp Northeast Thrift	3,335,580
		9,406,764
	Brokerage & Money Management — 1.0%
206,000	SEI Investments Mutual Fund Administration & Investment Management	7,448,960

	Insurance — 0.7%
81,000	Allied World Holdings Commercial Lines Insurance/Reinsurance	2,984,040

3

Number of Shares		Value
	Insurance — 0.7% (cont)
19,000	Enstar Group (a) Insurance/Reinsurance & Related Services	$2,590,080
		5,574,120
	Diversified Financial Companies — 0.4%
146,500	Leucadia National Holding Company	3,492,560
	Total Finance	112,973,667

	Health Care — 11.5%

	Biotechnology & Drug Delivery — 4.7%
171,700	Synageva BioPharma (a) (b) Biotech Focused on Orphan Diseases	11,809,526
196,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	7,287,280
58,000	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	4,185,280
164,000	Sarepta Therapeutics (a) (b) Biotech Focused on Rare Diseases	3,460,400
183,200	Celldex Therapeutics (a) (b) Biotech Developing Drugs for Cancer	2,374,272
35,632	Ultragenyx Pharmaceutical (a) (b) Biotech Focused on “Ultra-Orphan” Drugs	2,016,771
24,900	Alnylam Pharmaceuticals (a) Biotech Developing Drugs for Rare Diseases	1,944,690
71,520	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	1,859,520
7,000	Intercept Pharmaceuticals (a) Biotech Developing Drugs for Several Diseases	1,656,830
		36,594,569
	Medical Supplies — 2.5%
302,600	Cepheid (a) Molecular Diagnostics	13,323,478
64,000	Bio-Techne Cytokines, Antibodies & other Reagents for Life Science	5,987,200
		19,310,678
	Health Care Services — 1.8%
365,900	Allscripts Healthcare Solutions (a) Health Care IT	4,908,549
86,000	Medidata Solutions (a) Cloud-based Software for Drug Studies	3,808,940
69,000	HealthSouth Inpatient Rehabilitation Facilities	2,546,100
70,000	Envision Healthcare Holdings (a) Provider of Health Care Outsourcing Services	2,427,600
44,000	Castlight Health (a) (b) Provider of Cloud-based Software for Managing Health Care Costs	569,360
		14,260,549
	Pharmaceuticals — 1.8%
379,500	Akorn (a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	13,764,465
19,000	Revance Therapeutics (a) (b) Drug Developer Focused on Aesthetics	367,270
		14,131,735
	Medical Equipment & Devices — 0.7%
38,000	Sirona Dental Systems (a) Manufacturer of Dental Equipment	2,913,840
55,000	Wright Medical Group (a) Leader in Foot & Ankle Replacement	1,666,500
21,547	Abaxis Instruments & Tests for Vet & Medical Markets	1,092,648
		5,672,988
	Total Health Care	89,970,519

	Other Industries — 6.8%

	Real Estate — 6.0%
503,000	Extra Space Storage Self Storage Facilities	25,939,710
233,750	Kite Realty Group Community Shopping Centers	5,666,100
411,900	EdR Student Housing	4,234,332
119,000	Coresite Realty Data Centers	3,911,530
170,000	St. Joe (a) Florida Panhandle Landowner	3,388,100
341,000	DCT Industrial Trust Industrial Properties	2,560,910
62,000	Hudson Pacific Properties West Coast Office Buildings & Production Studios	1,528,920
		47,229,602
	Transportation — 0.8%
184,487	Rush Enterprises, Class A (a) Truck Sales & Service	6,171,090
	Total Other Industries	53,400,692

	Energy & Minerals — 5.6%

	Oil & Gas Producers — 3.9%
121,000	Rosetta Resources (a) Oil & Gas Producer Exploring in Texas	5,391,760

4

Number of Shares		Value
	Oil & Gas Producers — 3.9% (cont)
100,000	Carrizo Oil & Gas (a) Oil & Gas Producer	$5,382,000
61,000	SM Energy Oil & Gas Producer	4,758,000
40,000	Clayton Williams (a) Oil & Gas Producer	3,858,000
120,000	Laredo Petroleum (a) (b) Permian Basin Oil Producer	2,689,200
106,000	WPX Energy (a) Oil & Gas Produced in U.S. & Argentina	2,550,360
43,000	PDC Energy (a) Oil & Gas Producer in U.S.	2,162,470
74,000	Parsley Energy (a) Permian-Midland Basin Oil & Gas Producer	1,578,420
63,000	Bill Barrett Corporation (a) Oil & Gas Producer in U.S. Rockies	1,388,520
22,500	Rice Energy (a) Natural Gas Producer	598,500
		30,357,230
	Oil Services — 1.0%
56,000	Gulfport Energy (a) Oil & Gas Producer Focused on Utica Shale in Ohio	2,990,400
43,000	Chart Industries (a) Manufacturer of Natural Gas Processing/Storage Equipment	2,628,590
80,000	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	2,618,400
		8,237,390
	Mining — 0.7%
38,000	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	5,561,300
	Total Energy & Minerals	44,155,920
Total Equities (Cost: $424,486,486) — 97.5%		762,937,494	(c)

Short-Term Investments — 2.6%
19,889,030	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	19,889,030
Total Short-Term Investments (Cost: $19,889,030) — 2.6%		19,889,030

Securities Lending Collateral — 5.6%
43,980,075	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	43,980,075

Total Securities Lending Collateral (Cost: $43,980,075) — 5.6%		43,980,075

Total Investments (Cost: $488,355,591)(e) — 105.7%		826,806,599	(f)

Obligation to Return Collateral for Securities Loaned — (5.6)%		(43,980,075)

Cash and Other Assets Less Liabilities — (0.1)%		(497,452)

Net Assets — 100.0%		$782,329,072

ADR	American Depositary Receipts

5

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2014. The total market value of securities on loan at September 30, 2014 was $42,666,001.
(c)	On September 30, 2014, the market value of foreign securities represented 2.39% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Country	Value	Percentage of Net Assets
	Israel	$9,228,032	1.18
	Netherlands	5,561,300	0.71
	India	3,939,250	0.50
	Total Foreign Portfolio	$18,728,582	2.39

(d)	Investment made with cash collateral received from securities lending activity.
(e)

At September 30, 2014, for federal income tax purposes, the cost of investments was approximately $488,355,591 and net unrealized appreciation was $338,451,008 consisting of gross unrealized appreciation of $356,545,878 and gross unrealized depreciation of $18,094,870.

(f)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated June 30, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

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The following table summarizes the inputs used, as of September 30, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$169,521,997	$—	$—	$169,521,997
Industrial Goods & Services	167,011,906	—	—	167,011,906
Consumer Goods & Services	125,902,793	—	—	125,902,793
Finance	112,973,667	—	—	112,973,667
Health Care	89,970,519	—	—	89,970,519
Other Industries	53,400,692	—	—	53,400,692
Energy & Minerals	44,155,920	—	—	44,155,920
Total Equities	762,937,494	—	—	762,937,494
Total Short-Term Investments	19,889,030	—	—	19,889,030
Total Securities Lending Collateral	43,980,075	—	—	43,980,075
Total Investments	$826,806,599	$—	$—	$826,806,599

There were no transfers of financial assets between levels during the period.

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Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	November 21, 2014

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	November 21, 2014